Short-term loans (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Bank guarantees		$ 117,886
Line of credit outstanding amount		77,000
Line of credit utilized		$ 25,200
Expiration date	Jun. 30, 2026
Minimum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate		6.12%
Borrowing capacity under the credit agreement	$ 5,000
Maximum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate		7.95%
Borrowing capacity under the credit agreement	$ 40,886